Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 16,909	$ 7,899
Value added tax payable	27,477	2,440
Other taxes payable	129,904	38,373
Total taxes payable	$ 174,290	$ 48,712